BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL STATEMENTS
                                      AND
                             FINANCIAL HIGHLIGHTS

                                 JUNE 30, 2001
                                  (UNAUDITED)

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)


                                   CONTENTS

                                                          Page

Financial Statements and Notes
  Statement of Assets and Liabilities                       1
  Schedule of Investments in Securities                   2 - 5
  Statement of Operations                                   6
  Statements of Changes in Net Assets                       7
  Notes to Financial Statements                          8 - 11

Financial Highlights                                       12

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2001
                                  (UNAUDITED)


Assets
  Investments in securities, at fair value
    (cost $13,679,287)                                   $27,378,958
  Cash equivalents
                                                           1,572,009
  Receivables
    Dividends                                                 22,408
    Interest                                                   2,375
    Due from investment advisor                               78,239
                                                         -----------

      Total assets                                        29,053,989
                                                         -----------

Liabilities
  Accrued liabilities                                         35,423
                                                         -----------

      Total liabilities                                       35,423
                                                         -----------
Net assets                                               $29,018,566
                                                         ===========


Analysis of Net Assets:
  Partners' capital contributions and
    withdrawals, net                                     $ 4,736,704
  Accumulated net investment income and
    net realized gain on investments                      10,582,191

  Accumulated net unrealized appreciation                 13,699,671
                                                         -----------
  Net assets (equivalent to $10.21 per unit
    based on 2,841,915.166 units outstanding)            $29,018,566
                                                         ===========

  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES

                                 JUNE 30, 2001
                                  (UNAUDITED)


                                                  Principal
                                                  Amount or       Fair
                                                   Shares         Value
                                                  ---------       -----

Securities by industry
Common stocks (93.02%) (a)
  Energy (3.72%)
    Oil and gas
      Burlington Resources Inc.                     27,142     $ 1,078,895
                                                               -----------
  Industrials (40.74%)
    Building products
      Crane Co.
                                                    31,115         964,565
    Electrical equipment
      Emerson Electric Company                      15,500         937,750
      Garmin Ltd.                                   16,700         381,595
      Hubbell Inc. Cl B                             15,600         452,400
      Ucar International Inc.                       65,000         776,750
      Molex Incorporated                            39,118       1,166,499

    Industrial Conglomerates
      Tyco International Ltd.                       30,660       1,671,277
      General Electric Company                      20,820       1,014,975
      Agco Corporation                              25,700         235,155
      Idex Corporation                               6,910         234,940
      Roper Industries Inc.                         30,490       1,272,958

    Air freight and couriers
      FedEx Corporation                             15,700         631,140

  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                        (A Delaware Limited Parnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                  Principal
                                                  Amount or       Fair
                                                   Shares         Value
                                                  ---------       -----
Securities by industry (continued)
Common stocks (93.02%) (a) (continued)
  Industrials (40.74%) (continued)
    Road and rail
      Union Pacific Corp.
                                                     9,900         543,609

    Telecommunications - capital goods
      AT&T Liberty Media Group Class 'A'            87,940       1,538,071
                                                               -----------
                                                                11,821,684
                                                               -----------
  Consumer discretionary (3.11%)
    Media
      Scholastic
                                                    20,060         902,700
                                                               -----------

  Healthcare (13.68%)
    Pharmaceuticals
      Abbott Laboratories                           22,720       1,090,560
      Johnson & Johnson                             24,000       1,200,000
      Pfizer                                        29,550       1,183,478
      Vertex Pharmaceuticals, Inc.                  10,000         495,000
                                                               -----------
                                                                 3,969,038
                                                               -----------
  Financials (13.34%)
    Banks
      Dime Bancorp, Inc.                            21,540         802,365
      Dime Bancorp, Inc. - warrants                 21,540           6,031
      Seacoast Banking Corp.                         8,320         291,533

  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                        (A Delaware Limited Parnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                  Principal
                                                  Amount or       Fair
                                                   Shares         Value
                                                  ---------       -----
Securities by industry (continued)
Common stocks (93.02%) (a) (continued)
  Financials (continued) (13.34%)
    Diversified Financials
      American Express Co.                          29,070       1,127,916
      Citigroup Inc.                                11,564         611,042
      Berkshire Hathaway Inc., Class 'B'               197         453,100
      Leucadia National Corp.                       17,880         580,206
                                                               -----------
                                                                 3,872,193
                                                               -----------
  Insurance (11.57%)
      American International Group, Inc.            26,790       2,277,418
      Arch Cap Group Ltd.                           18,000         283,500
      HCC Insurance Holding, Inc.                   32,550         797,475
                                                               -----------
                                                                 3,358,393
  Information technology (3.02%)                               -----------
    Electronic equipment and instruments
      Mercury Computer Systems, Inc.                 9,000         396,900
      Solectron Corp.                               26,150         478,545
                                                               -----------
                                                                   875,445
                                                               -----------

  Telecommunications services (1.69%)
    Diversified Telecom
      Worldcom Inc.                                 30,000         426,000
      Worldcom MCI                                   1,200          19,320
      Williams Communications                       15,543          46,163
                                                               -----------
                                                                   491,483
                                                               -----------

  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                        (A Delaware Limited Parnership)

                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                  (CONTINUED)

                                 JUNE 30, 2001
                                  (UNAUDITED)

                                                  Principal
                                                  Amount or       Fair
                                                   Shares         Value
                                                  ---------       -----
Securities by industry (continued)
Common stocks (93.02%) (a) (continued)
  Utilities (2.15%)
    Multi-Utilities
      The Williams Companies, Inc.                  18,900         622,752
                                                               -----------
          Total common stocks                                   26,992,583
                                                               -----------
U.S. government obligations (1.33%) (a)
  Fixed income
    U.S. government and agency bonds
      United States Treasury Note DD 11/15/98
      4.750% due 11/15/08                          400,000         386,375
                                                               -----------
      Total - 94.35% (cost $13,679,287)                        $27,378,958
                                                               ===========


 (a)  Percentage of net assets on the statement of assets and liabilities.


  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                        (A Delaware Limited Parnership)

                            STATEMENT OF OPERATIONS

                        SIX MONTHS ENDED JUNE 30, 2001
                                  (UNAUDITED)

Investment income
  Dividends                                                    $   101,791
  Interest                                                          65,442
                                                               -----------
      Total income                                                 167,233
                                                               -----------
Expenses
  Professional fees                                                134,002
  Directors' fees                                                    9,000
  Banking and custodial fees                                         7,203
  Filing fees                                                        2,985
                                                               -----------
      Total expenses                                               153,190

Investment advisory fee credit                                     (78,239)
                                                               -----------
      Net expenses                                                  74,951
                                                               -----------
      Net investment income                                         92,282
                                                               -----------
Realized and unrealized loss from investments
  Net realized loss from investments                               (39,687)
  Change in unrealized depreciation on investments              (1,295,454)
                                                               -----------
      Net realized and unrealized loss from investments         (1,335,141)
                                                               -----------
Net decrease in net assets resulting from operations           $(1,242,859)
                                                               ===========


  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                        (A Delaware Limited Parnership)

                      STATEMENTS OF CHANGES IN NET ASSETS
                      SIX MONTHS ENDED JUNE 30, 2001 AND
                         YEAR ENDED DECEMBER 31, 2000
                                  (UNAUDITED)


                                                  2001             2000
                                                  ----             ----
(Decrease) Increase in net assets from
  operations Investment income - net           $    92,282     $    24,725
  Net realized (loss) gain from investments        (39,687)      2,295,626
  Change in unrealized (depreciation)
    appreciation on investments                 (1,295,454)        260,954
                                               -----------     -----------

      Net (decrease) increase in net
        assets resulting from operations        (1,242,859)      2,581,305

Unit share transactions, net                    (1,382,827)     (2,320,689)
                                               -----------     -----------
Total (decrease) increase                       (2,625,686)        260,616

Net assets - beginning of period                31,644,252      31,383,636
                                               -----------     -----------

Net assets - end of period                     $29,018,566     $31,644,252
                                               ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1 - NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

      Nature of Business
      ------------------

      BMO Partners Fund, L.P. ("Partnership") is registered under the Investment Company Act of 1940 as a closed-end management investment company. The Partnership was organized under the laws of the State of Delaware in 1991 as a limited partnership for the purpose of investing in publicly traded equity and debt securities. The Partnership maintains its general office in New York City.

      Security Valuation
      ------------------

      Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

      Repurchase Offers
      -----------------

      Each fiscal quarter, the Partnership shall offer to repurchase at least 5% and up to 25% of its Units, as determined by the Board of Directors. The repurchase price shall be the per unit net asset value on the repurchase pricing date, which shall be the last business day of the calendar quarter, and payment for all units repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date.

      The repurchase of units for the six months ended June 30, 2001 was as follows:

      Date of Offer        Offer Amount        Amount Tendered    Date Paid
      -------------        ------------        ---------------    ---------
      November 17, 2000    Up to 25% of
                           outstanding units      $1,907,426     January 2001

      February 22, 2001    Up to 25% of           $  396,475       April 2001
                           outstanding units

      May 23, 2001         Up to 25% of           $  656,857        July 2001
                           outstanding units

      Cash Equivalents
      ----------------

      Cash equivalents consist of amounts held in money market accounts whose fair value approximates their carrying amount. At June 30, 2001 and throughout the period, the Partnership maintained balances in excess of federal insurable limits. The Partnership has not experienced any losses in such accounts and believes it is not subject to any significant credit risk with respect to cash equivalents.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1 -   NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
           (CONTINUED)

      Income Taxes
      ------------

      The Partnership's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies.

      As a limited partnership, the partners are required to include their proportionate share of the Partnership's taxable income or loss on their respective income tax returns. Accordingly, there is no provision for federal, state or city income taxes in these financial statements.

      The Partnership is not subject to the New York City unincorporated business tax since its sole activity is investing for its own account.

      Use of Estimates
      ----------------

      The preparation of financial statements in conformity with generally accepted accounting principles requires the general partner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      Other
      -----

      The Partnership records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on a specific identification basis.

NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of investment securities (excluding U.S. government obligations) were $1,651,925 and $1,097,902, respectively.

      The U.S. federal income tax basis of the Partnership's investments at June 30, 2001 was $13,679,287 and net unrealized appreciation for U.S. federal income tax purposes was $13,699,671.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 3 - UNIT SHARE TRANSACTIONS

      As of June 30, 2001 and December 31, 2000, there were 2,841,915.166 and 2,976,508.610 units issued, respectively. Transactions in units were as follows:

                                Unit Shares                 Amount
                         ------------------------   ------------------------
                          For the     For the       For the        For the
                            Six        Year           Six           Year
                           Months      Ended        Months         Ended
                          Ended       December       Ended        December
                         June 30,       31,         June 30,         31,
                           2001        2000           2001          2000
                         --------    ---------     ---------      --------
                        (Unaudited)  (Audited)    (Unaudited)     (Audited)

   Units/Amount Sold
   -----------------
    Pre-unitized
    accounting method       -            -      $     -         $   619,608

    Post-unitized
    accounting method     88,119      119,507       921,110       1,256,011
                        --------   ----------   -----------     -----------
                          88,119      119,507       921,110       1,875,619
                        --------   ----------   -----------     -----------

  Units/Amount Redeemed
  ---------------------
    Pre-unitized
    accounting method       -            -            -           3,413,519

    Post-unitized
    accounting method    220,729       75,268     2,303,937         782,789
                        --------   ----------   -----------     -----------
                         220,729       75,268     2,303,937       4,196,308
                        --------   ----------   -----------     -----------
    Net (decrease)
      increase          (132,610)      44,239   $(1,382,827)    $(2,320,689)
                        ========       ======   ===========     ===========


NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE

      The Partnership receives investment management and advisory services under a management agreement (the "Agreement") that provides for fees to be paid at an annual rate of 1% of the first $5,000,000 in net assets, 0.75% on the second $5,000,000 in net assets, and 0.50% on net assets over $10,000,000. A partner of the Partnership is also a partner of the investment adviser. Fees paid to the investment adviser were $-0- for the six months ended June 30, 2001.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 4 - INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATE (CONTINUED)

      The current agreement provides for an expense reimbursement from the investment adviser if the Partnership's total expenses exceed .93% of the Partnership's net asset value. The expense cap limitation is at the discretion of the investment adviser and the Board of Directors and can be waived voluntarily at any time. During the six months ended June 30, 2001, the investment adviser waived $78,239 of its fees.

NOTE 5 - BOARD OF DIRECTORS FEES

      Directors are compensated at an annual retainer rate of $3,000 plus $500 per meeting attended plus out-of-pocket expenses. Board of directors fees paid for the six months ended June 30, 2001 were $9,000.

NOTE 6 - CONCENTRATIONS OF CREDIT RISK

      Financial instruments that potentially subject the Partnership to concentrations of credit risk consist primarily of cash equivalents and investments. The Partnership maintains cash and cash equivalents, short and long-term investments and other financial instruments at a major financial institution.

                            BMO PARTNERS FUND, L.P.
                       (A Delaware Limited Partnership)

                             FINANCIAL HIGHLIGHTS

                                  (UNAUDITED)

                                                        Six Months
                                                           Ended                    Year Ended December 31,
                                                          June 30,        -------------------------------------------
                                                            2001            2000 *    1999        1998         1997
                                                  -------------------     --------   -------    --------     --------

Per Unit Share Operating Performance
  (For a unit share outstanding throughout the period):

  Net asset value, beginning of period                 $   10.71          $ 10.00         *            *            *
                                                       ---------          -------

Income from investment operations:
  Net investment (loss) income                              0.03             0.01         *            *            *
  Net realized and unrealized (loss) gain
    on investment transactions                             (0.53)            0.70         *            *            *
                                                       ---------         -------
      Total from investment operations                     (0.50)            0.71         *            *            *
                                                       ---------          -------
Net asset value, end of period                         $   10.21          $ 10.71         *            *            *
                                                       =========          =======

Total return**                                             (4.67)%           7.10%        *            *            *

Supplemental Data:
  Net assets, end of period                          $29,018,566      $31,644,252  $31,383,636  $30,174,970  $26,684,974

  Ratio to average net assets:
    Expenses                                                0.25%            0.99%        0.81%        0.78%        0.90%
    Net investment income                                   0.31%            0.08%        0.52%        0.85%        0.72%
  Portfolio turnover rate                                   3.72%           27.19%       15.91%       15.09%       19.65%


* Per unit share operating performance is not presented for the years 1999, 1998 and 1997 due to the conversion of partners' contributions into investment units in 2000. The fund became a registered investment fund as of May 9, 2000 and began utilizing the unitized net asset value method after this date. Thus, the per unit share operating performance calculation is not applicable for periods prior to May 9, 2000.

 ** Not annualized for periods less than one year.



  The accompanying notes are an integral part of these financial statements.